Future Impact of Recently Issued Accounting Standards not yet in Effect:	12 Months Ended
Dec. 31, 2019
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Future Impact of Recently Issued Accounting Standards not yet in Effect:
Note 28. Future Impact of Recently Issued Accounting Standards not yet in Effect:
The Company has not applied the following standards, amendments and interpretations that are issued, but not yet effective, up to the date of issuance of the Company’s financial statements are disclosed below. The Company intends to adopt these standards, if applicable, when they become effective.

Modifications to the Conceptual Framework
The Conceptual Framework for Financial Information (“Conceptual Framework”) have been issued on March 2018 replacing the previous version of the Conceptual Framework issued on 2010. The Conceptual Framework describes the purpose and concepts of general purpose for the financial information. The purpose of the Conceptual Framework is to:
a) Help to the IASB to develop standards that are based on consistent concepts;
b) Assist to preparers to develop congruent accounting policies when no Standard is applicable to a specific transaction or event, or when a Standard allows an accounting policy option; and
c) Help to all parties to understand and interpret the Standards.
The Conceptual Framework is not a Standard. No content of the Conceptual Framework prevails over any Standard or requirement of a Standard.
The Conceptual Framework is effective immediately for the IASB and the IFRIC, and is effective for periods beginning on or after January 1, 2020, and its early application is permitted, for companies that use the Conceptual Framework to develop their policies Accountants when IFRS are not applicable for a particular transaction.
Modifications to IFRS 3 Definition of a Business (“IFRS 3”)
Issued in October 2018. The modified definition emphasizes that the purpose of a business is to provide goods and services to the customers, while the previous definition was focus on returns in dividends, lower costs or other economic benefits for investors and others. The distinction between a business and a group of assets is important because an acquirer recognizes a goodwill when a business is acquired. The amendments to IFRS 3 are effective beginning on January 1, 2020 and their early application is allowed.
Modifications to IAS 1 and IAS 8 Definition of Material or relative importance (“IAS 1” and “IAS 8”).
The definition of material or relative importance helps to the Company to determine whether information about an item, transaction or other event should be provided to the users of the financial statements. However, the Companies had difficulty using the above definition of material or with relative importance in making materiality judgments or with relative importance in the preparation of the financial statements. Accordingly, the IASB published the Definition of Material or Relative Importance (Amendments to IAS 1 and IAS 8) in October 2018. The amendments to IAS 1 and IAS 8 will be effective on January 1, 2020 and its early application is allowed.
Interest Rate Benchmark Reform - Amendments to IFRS 9, IAS 39 and IFRS 7
In September 2019, the IASB issued amendments to IFRS 9, IAS 39 and IFRS 7
Financial Instruments: Disclosures
, which concludes phase one of its work to respond to the effects of Interbank Offered Rates (IBOR) reform on financial reporting. The amendments provide temporary reliefs which enable hedge accounting to continue during the period of uncertainty before the replacement of an existing interest rate benchmark with an alternative nearly risk-free interest rate (an RFR).
The amendments to IFRS 9
The amendments include a number of reliefs, which apply to all hedging relationships that are directly affected by the interest rate benchmark reform. A hedging relationship is affected if the reform gives rise to uncertainties about the timing and/or amount of benchmark-based cash flows of the hedged item or the hedging instrument.
Application of the reliefs is mandatory. The first three reliefs provide for:

•	The assessment of whether a forecast transaction (or component thereof) is highly probable

•	Assessing when to reclassify the amount in the cash flow hedge reserve to profit and loss

•	The assessment of the economic relationship between the hedged item and the hedging instrument
For each of these reliefs, it is assumed that the benchmark on which the hedged cash flows are based (whether or not contractually specified) and/or, for relief three, the benchmark on which the cash flows of the hedging instrument are based, are not altered as a result of IBOR reform.

A fourth relief provides that, for a benchmark component of interest rate risk that is affected by IBOR reform, the requirement that the risk component is separately identifiable need be met only at the inception of the hedging relationship. Where hedging instruments and hedged items may be added to or removed from an open portfolio in a continuous hedging strategy, the separately identifiable requirement need only be met when hedged items are initially designated within the hedging relationship.
To the extent that a hedging instrument is altered so that its cash flows are based on an RFR, but the hedged item is still based on IBOR (or vice versa), there is no relief from measuring and recording any ineffectiveness that arises due to differences in their changes in fair value.
The reliefs continue indefinitely in the absence of any of the events described in the amendments. When an entity designates a group of items as the hedged item, the requirements for when the reliefs cease are applied separately to each individual item within the designated group of items.
The amendments also introduce specific disclosure requirements for hedging relationships to which the reliefs are applied.
The amendments are effective for annual periods beginning on or after 1 January 2020 and must be applied retrospectively. However, any hedge relationships that have previously been de-designated
cannot be reinstated upon application, nor can any hedge relationships be designated with the benefit of hindsight. Early application is permitted and must be disclosed. Company does not expect any impact since they do not have contracts with IBOR rates.